NUCLEAR FUEL INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
NUCLEAR FUEL INVENTORY
Schedule of composition of the long-term stock of nuclear fuel

	12/31/2020	Consumption	Addition	Write-offs	Transfers	Tax Credits	12/31/2021
Current
Elements ready	428,340	—	—	—	59,555	—	487,895
	428,340	—	—	—	59,555	—	487,895
Non-current
Elements ready	657,083	(448,673)	—	(252,354)	760,059	1,271	717,386
Uranium concentrate	220,135	—	266,230	—	(224,613)	—	261,752
In progress - nuclear fuel	387,562	—	719,121	—	(595,001)	—	511,682
	1,264,780	(448,673)	985,351	(252,354)	(59,555)	1,271	1,490,820

Total	1,693,120	(448,673)	985,351	(252,354)	—	1,271	1,978,715